Convertible Notes Payable (Details) - Schedule of Convertible Note Payable - 2023 B Convertible Note Payable [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Convertible Notes Payable [Line Items]
2023B Convertible Note Payable at Issuance	$ 1,970,000
(Deferred Debt Discount)	(704,975)
Convertible Note Payable Gross	1,265,025
Amortization of debt discount for period ending September 30, 2023	704,975
Balance September 30, 2023	$ 1,970,000